AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Principal Amount	Value
Municipal Bonds - 96.9%
Alabama - 0.8%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,693,944
Arizona - 0.5%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	5,451,941
California - 9.4%
California Municipal Finance Authority, Community Medical Centers, Series A,
5.000%, 02/01/31	900,000	963,432
5.000%, 02/01/32	1,855,000	1,982,232

California State Public Works Board, Series A,
5.000%, 02/01/32	3,500,000	4,255,762
5.000%, 08/01/33	5,000,000	5,990,936
5.000%, 08/01/34	2,750,000	3,274,065
5.000%, 08/01/35	2,500,000	2,950,141

California State Public Works Board, Series C,
5.000%, 08/01/32	2,750,000	3,309,673
5.000%, 08/01/33	3,000,000	3,594,562

City of Los Angeles Department of Airports,
5.000%, 05/15/37 [1]	1,250,000	1,380,227
5.000%, 05/15/38 [1]	1,000,000	1,098,337

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	6,172,416
San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/32	3,000,000	3,372,255
5.000%, 05/01/34	5,010,000	5,459,637
5.000%, 05/01/35	5,800,000	6,283,079

State of California,
5.000%, 09/01/29	4,075,000	4,435,874
5.000%, 11/01/30	11,575,000	13,787,935
5.000%, 09/01/31	8,000,000	9,666,932
5.000%, 04/01/32	5,000,000	6,096,414

University of California, Series BN,
5.000%, 05/15/34	3,000,000	3,718,229
5.000%, 05/15/35	9,740,000	11,881,694

Total California		99,673,832
Colorado - 0.4%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,643,996
Connecticut - 4.8%
Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,969,779
5.000%, 07/01/33	2,750,000	3,062,142
5.000%, 07/01/34	3,100,000	3,445,029

State of Connecticut Special Tax Revenue, Transportation Infrastructure, Series A 5.000%, 01/01/30	10,180,000	11,343,970
	Principal Amount	Value

State of Connecticut Special Tax Revenue, Series A 5.000%, 05/01/28	$3,000,000	$3,383,882
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	8,332,378
State of Connecticut Special Tax Revenue, Series C,
5.000%, 01/01/28	1,000,000	1,119,744
5.000%, 01/01/29	1,000,000	1,144,036
5.000%, 01/01/30	1,000,000	1,163,516
5.000%, 01/01/31	1,000,000	1,182,449
5.000%, 01/01/32	1,000,000	1,201,963

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,870,404

Total Connecticut		51,219,292
Delaware - 0.4%
Delaware River & Bay Authority,
5.000%, 01/01/31	1,000,000	1,184,000
5.000%, 01/01/32	1,040,000	1,250,949
5.000%, 01/01/33	1,100,000	1,320,062

Total Delaware		3,755,011
District of Columbia - 3.0%
District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,497,255
District of Columbia, Series B 5.000%, 06/01/31	5,080,000	5,743,821
District of Columbia, Series C,
5.000%, 12/01/33	5,000,000	6,093,621
5.000%, 12/01/34	6,000,000	7,254,033

Washington DC Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	6,069,755

Total District of Columbia		31,658,485
Florida - 4.4%
Central Florida Expressway Authority, (Assured Guaranty Municipal Corp.) 5.000%, 07/01/28	4,460,000	5,048,635
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,272,700
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,405,810
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,614,253
Lee Memorial Health System, Series A1 5.000%, 04/01/34	5,645,000	6,203,363
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,840,522

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Florida - 4.4% (continued)
State of Florida, Series C 5.000%, 06/01/31	$5,375,000	$6,453,869

Total Florida		46,839,152
Georgia - 1.7%
Private Colleges & Universities Authority, Series A 5.000%, 09/01/32	5,000,000	6,106,637
Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,365,000	12,245,364

Total Georgia		18,352,001
Illinois - 7.9%
Chicago O'Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	5,622,061
Chicago O'Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/36	10,035,000	10,709,035
5.000%, 01/01/38	5,500,000	5,800,527

Illinois Finance Authority,
5.000%, 01/01/29	2,310,000	2,633,387
5.000%, 07/01/29	8,755,000	10,066,883

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	5,922,585
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	11,737,197
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	10,285,423
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	11,504,990
State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,560,260

Total Illinois		83,842,348
Indiana - 2.2%
Indiana Finance Authority, Series 1,
5.000%, 10/01/28	1,000,000	1,136,395
5.000%, 10/01/29	3,555,000	4,113,162

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,951,969
Indiana Finance Authority, Series B 5.000%, 02/01/34	5,815,000	6,983,272
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	5,510,925

Total Indiana		23,695,723
Iowa - 1.6%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	16,672,696
	Principal Amount	Value
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	$5,505,000	$5,838,165
Maine - 0.9%
Maine Turnpike Authority,
5.000%, 07/01/28	1,955,000	2,208,899
5.000%, 07/01/29	1,600,000	1,839,750
5.000%, 07/01/30	1,390,000	1,622,933
5.000%, 07/01/31	1,500,000	1,780,090
5.000%, 07/01/32	1,390,000	1,671,733

Total Maine		9,123,405
Maryland - 7.4%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,432,969
State of Maryland, Department of Transportation,
5.000%, 10/01/28	12,365,000	13,479,445
5.000%, 09/01/29	12,205,000	13,576,650

State of Maryland, Series C,
4.000%, 03/01/28	9,500,000	10,275,204
4.000%, 03/01/29	9,245,000	10,121,876

State of Maryland, Series D,
4.000%, 08/01/28	8,000,000	8,702,675
4.000%, 08/01/29	6,500,000	7,154,108

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,914,955

Total Maryland		77,657,882
Massachusetts - 0.4%
Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,544,313
Michigan - 2.0%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	8,000,000	8,412,460
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,037,177
Wayne County Airport Authority, Series A,
5.000%, 12/01/37	2,285,000	2,578,780
5.000%, 12/01/38	1,405,000	1,577,187
5.000%, 12/01/39	1,800,000	2,010,644

Total Michigan		20,616,248
New Jersey - 5.7%
New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,733,201
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	4,482,526

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 5.7% (continued)
New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	$6,000,000	$6,438,398
New Jersey Transportation Trust Fund Authority, Series B,
5.000%, 06/15/30	6,255,000	7,051,052
5.000%, 06/15/31	7,615,000	8,702,627
5.000%, 06/15/32	5,750,000	6,564,209
5.000%, 06/15/33	6,000,000	6,807,540

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,031,364
South Jersey Transportation Authority,
5.000%, 11/01/39	1,150,000	1,201,028
5.000%, 11/01/41	2,500,000	2,595,851

State of New Jersey, Series A 5.000%, 06/01/29	5,000,000	5,718,995

Total New Jersey		60,326,791
New Mexico - 1.3%
New Mexico Finance Authority, Series A,
5.000%, 06/15/28	4,470,000	5,057,499
5.000%, 06/15/30	7,500,000	8,825,699

Total New Mexico		13,883,198
New York - 19.3%
City of New York, Series B-1 5.000%, 08/01/32	3,000,000	3,645,491
City of New York, Series C,
5.000%, 08/01/33	1,500,000	1,747,012
5.000%, 08/01/34	3,250,000	3,761,299

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,669,154
Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,543,542
Long Island Power Authority, Series A,
5.000%, 09/01/30	2,275,000	2,692,817
5.000%, 09/01/31	3,935,000	4,738,216

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,238,305
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	4,760,000	4,938,320
New York City Transitional Finance Authority Building Aid Revenue, Series 1A, (State Aid Withholding) 5.000%, 07/15/32	10,835,000	12,922,618
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,712,080
	Principal Amount	Value

New York City Transitional Finance Authority Future Tax Secured Revenue,
5.000%, 11/01/31	$2,500,000	$2,962,798
5.000%, 11/01/32	4,000,000	4,727,635

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1,
5.000%, 02/01/36	1,000,000	1,163,146
5.000%, 02/01/37	7,000,000	7,948,757
5.000%, 02/01/39	4,000,000	4,524,624

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,989,158
New York State Dormitory Authority, Series A,
5.000%, 03/15/31	7,670,000	8,668,171
5.000%, 03/15/32	8,000,000	9,473,246
5.000%, 03/15/33	3,200,000	3,840,295

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,925,971
New York State Urban Development Corp. 5.000%, 03/15/32	7,000,000	8,230,723
New York Transportation Development Corp.,
4.000%, 10/31/41	1,250,000	1,130,494
4.000%, 10/31/46	1,500,000	1,303,270
5.000%, 12/01/30	1,000,000	1,131,363
5.000%, 12/01/31	1,100,000	1,241,454
5.000%, 12/01/32	1,450,000	1,633,206
5.000%, 12/01/33	1,000,000	1,122,550
5.000%, 12/01/36	10,000,000	10,679,221

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	6,545,000	7,409,777
Triborough Bridge & Tunnel Authority,
5.000%, 05/15/30	10,000,000	11,763,640
5.000%, 05/15/31	10,000,000	11,981,744
5.000%, 05/15/32	5,000,000	6,075,632

Triborough Bridge & Tunnel Authority, Series 2 5.000%, 11/15/32	8,000,000	9,679,134
Utility Debt Securitization Authority, Series TE 5.000%, 06/15/31	6,800,000	7,884,629

Total New York		204,099,492
North Carolina - 1.0%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	10,000,000	11,051,412
Ohio - 1.0%
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,518,184
State of Ohio, Series C 5.000%, 09/01/30	3,910,000	4,631,020

Total Ohio		10,149,204
Oregon - 1.9%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	10,473,457

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Oregon - 1.9% (continued)
Oregon State Lottery, Series D 5.000%, 04/01/28	$9,225,000	$9,667,268

Total Oregon		20,140,725
Pennsylvania - 3.6%
Allegheny County Airport Authority, Series A,
5.000%, 01/01/31	1,350,000	1,506,311
5.000%, 01/01/32	2,215,000	2,468,365

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Series A 5.000%, 07/15/31	5,530,000	6,174,905
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,623,520
Hospitals & Higher Education Facilities Authority of Philadelphia, (Assured Guaranty Municipal Corp.)
4.000%, 07/01/38	2,500,000	2,456,004
4.000%, 07/01/39	2,000,000	1,947,171

Pennsylvania Economic Development Financing Authority,
5.250%, 06/30/35	3,000,000	3,291,021
5.750%, 06/30/48	5,000,000	5,397,944

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,881,763

Total Pennsylvania		37,747,004
Texas - 6.7%
City of Corpus Christi Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,502,386
City of Houston Airport System Revenue, Series A,
4.000%, 07/01/35	1,100,000	1,116,137
4.000%, 07/01/36	1,100,000	1,102,525
5.000%, 07/01/34	2,835,000	3,151,080

City of San Antonio Electric & Gas Systems Revenue, Series A,
5.000%, 02/01/37	3,010,000	3,347,047
5.000%, 02/01/38	2,985,000	3,291,913

Dallas Area Rapid Transit, Senior Lien, (AMBAC) 5.250%, 12/01/28	8,865,000	10,235,995
Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	9,529,303
Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	3,903,907
North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,969,864
	Principal Amount	Value

North Texas Tollway Authority, 2nd Tier, Series B,
5.000%, 01/01/31	$2,000,000	$2,117,827
5.000%, 01/01/32	3,010,000	3,250,001

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	5,111,433
State of Texas, Series A 5.000%, 10/01/29	5,000,000	5,295,624
Texas Private Activity Bond Surface Transportation Corp., Series A,
4.000%, 12/31/37	5,000,000	4,712,956
4.000%, 12/31/38	3,735,000	3,503,041

Total Texas		71,141,039
Utah - 2.2%
Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	6,168,691
Salt Lake City Corp. Airport Revenue, Series A,
5.000%, 07/01/29	3,450,000	3,731,742
5.000%, 07/01/30	6,585,000	7,106,622

University of Utah/The, Series B 5.000%, 08/01/37	5,000,000	5,800,815

Total Utah		22,807,870
Virginia - 0.6%
Virginia Small Business Financing Authority,
4.000%, 01/01/37	3,000,000	2,913,402
4.000%, 01/01/38	3,000,000	2,878,062

Total Virginia		5,791,464
Washington - 2.6%
Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,671,607
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	7,889,597
State of Washington, Series C 5.000%, 07/01/28	10,280,000	10,703,759
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,440,406

Total Washington		27,705,369
West Virginia - 1.0%
West Virginia Parkways Authority,
5.000%, 06/01/37	1,750,000	1,988,857
5.000%, 06/01/38	2,000,000	2,255,607
5.000%, 06/01/39	5,150,000	5,761,353

Total West Virginia		10,005,817
Wisconsin - 1.6%
State of Wisconsin, Series A 5.000%, 05/01/31	5,000,000	5,229,070

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Wisconsin - 1.6% (continued)
Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	$10,405,000	$11,533,809

Total Wisconsin		16,762,879

Total Municipal Bonds (Cost $1,055,159,255)		1,023,890,698
Short-Term Investments - 1.1%
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $12,188,721 (collateralized by a U.S. Treasury, 0.000%, 07/31/2024, totaling $12,427,753)	12,184,000	12,184,000

Total Short-Term Investments (Cost $12,184,000)		12,184,000
Value

Total Investments - 98.0% (Cost $1,067,343,255)	$1,036,074,698
Other Assets, less Liabilities - 2.0%	21,021,232
Net Assets - 100.0%	$1,057,095,930

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2023, amounted to $2,478,563, or 0.2% of net assets.

AMBAC	American Municipal Bond Assurance Corp.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,023,890,698	—	$1,023,890,698
Short-Term Investments
Repurchase Agreements	—	12,184,000	—	12,184,000
Total Investments in Securities	—	$1,036,074,698	—	$1,036,074,698

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.